Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Depreciation Rates of Major Asset Categories
The depreciation rates of the major asset categories are as follows:

Land	Not depreciated
Buildings	Straight-line basis over 10-25 years
Plant and equipment	Units-of-production basis
Mining equipment	Straight-line basis over 5-20 years
Light vehicles and other mobile equipment	Straight-line basis over 2-5 years
Furniture, computer and office equipment	Straight-line basis over 2-3 years

Disclosure Of Detailed Information About Reconciliation Of The Operating Lease Commitments And Lease Liabilities Explantory [Table Text Block]
The following is a reconciliation of the operating lease commitments as at December 31, 2018 to the recognized lease liabilities as at January 1, 2019:

Operating lease commitments as at December 31, 2018	4,813

Leases with a lease term of 12 months or less and low value	(414)

Leases identified in existing service and supply contracts	2,144

Effect from discounting	(581)

Lease liabilities due to initial application of IFRS 16 as at January 1, 2019	5,962